Finacial Liabilities at Fair Value (Details) - Schedule of Financial Liability - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finacial Liabilities at Fair Value (Details) - Schedule of Financial Liability [Line Items]
Total finacial liabilities at fair value	$ 1,470	$ 26
Financial liability [Member]
Finacial Liabilities at Fair Value (Details) - Schedule of Financial Liability [Line Items]
Total finacial liabilities at fair value	11	26
Non-tradable warrants [Member]
Finacial Liabilities at Fair Value (Details) - Schedule of Financial Liability [Line Items]
Total finacial liabilities at fair value	$ 1,459